Fair Value Measurement - Assets and Liabilities Measured or Disclosed At Fair Value on Recurring Basis In Periods Subsequent to Their Initial Recognition (Detail) ¥ in Thousands, $ in Thousands	Mar. 31, 2023 CNY (¥)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 CNY (¥)
Assets:
Short-term investments	¥ 145,836	$ 21,235	¥ 196,853
Available-for-sale debt securities	34,368		44,873
Fair Value, Measurements, Recurring
Assets:
Available-for-sale debt securities	34,368		44,873
Total assets	180,204		241,726
Fair Value, Measurements, Recurring | Wealth Management Products Issued By Banks
Assets:
Short-term investments	145,584		190,000
Fair Value, Measurements, Recurring | Equity Securities With Readily Determinable Fair Values
Assets:
Short-term investments	252		6,853
Fair Value, Measurements, Recurring | Quoted Prices in Active Markets for Identical Assets (Level 1)
Assets:
Available-for-sale debt securities	0		0
Total assets	252		6,853
Fair Value, Measurements, Recurring | Quoted Prices in Active Markets for Identical Assets (Level 1) | Wealth Management Products Issued By Banks
Assets:
Short-term investments	0		0
Fair Value, Measurements, Recurring | Quoted Prices in Active Markets for Identical Assets (Level 1) | Equity Securities With Readily Determinable Fair Values
Assets:
Short-term investments	252		6,853
Fair Value, Measurements, Recurring | Significant Other Observable Inputs (Level 2)
Assets:
Available-for-sale debt securities	0		0
Total assets	145,584		190,000
Fair Value, Measurements, Recurring | Significant Other Observable Inputs (Level 2) | Wealth Management Products Issued By Banks
Assets:
Short-term investments	145,584		190,000
Fair Value, Measurements, Recurring | Significant Other Observable Inputs (Level 2) | Equity Securities With Readily Determinable Fair Values
Assets:
Short-term investments	0		0
Fair Value, Measurements, Recurring | Significant Unobservable Inputs (Level 3)
Assets:
Available-for-sale debt securities	34,368		44,873
Total assets	34,368		44,873
Fair Value, Measurements, Recurring | Significant Unobservable Inputs (Level 3) | Wealth Management Products Issued By Banks
Assets:
Short-term investments	0		0
Fair Value, Measurements, Recurring | Significant Unobservable Inputs (Level 3) | Equity Securities With Readily Determinable Fair Values
Assets:
Short-term investments	¥ 0		¥ 0